Shareholders' Equity - Additional Information (Details) - USD ($)	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Apr. 06, 2017
Stockholders Equity Note [Line Items]
Share repurchase program, aggregate value authorized for repurchase				$ 1,000,000,000.0
Net proceeds from sale of treasury stock	$ 0	$ 40,000,000	$ 264,000,000
Unrecognized pension expenses reclassified out of accumulated other comprehensive (loss) income	18,000,000	$ 7,000,000	$ 13,000,000
Carnival Corp
Stockholders Equity Note [Line Items]
Stock issued during period, shares, treasury stock reissued (in shares)		900,000	5,100,000
Net proceeds from sale of treasury stock		$ 40,000,000	$ 264,000,000
Shares repurchased (in shares)		900,000	5,100,000
Sales under Stock Swap Programs	$ 0	$ 0	$ 0
Preferred stock, authorized (in shares)	40,000,000
Preferred stock, shares issued (in shares)	0	0
Carnival PLC
Stockholders Equity Note [Line Items]
Stock issued during period, shares, treasury stock reissued (in shares)		900,000	5,100,000
Net proceeds from sale of treasury stock		$ 40,000,000	$ 264,000,000
Shares repurchased (in shares)		900,000	5,100,000
Preferred stock, shares issued (in shares)	0	0
Repurchase Agreements | Carnival Corp
Stockholders Equity Note [Line Items]
Shares repurchased (in shares)	3,300,000	47,800,000	5,300,000
Repurchase Agreements | Carnival PLC
Stockholders Equity Note [Line Items]
Shares repurchased (in shares)	5,600,000	700,000	0